Notes relating to the consolidated statement of financial position - Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes relating to the consolidated statement of financial position
Cash equivalents	€ 25,000	€ 54,500	€ 11,006
Cash and bank balances	165,867	35,397	24,508
Total cash and cash equivalents	€ 190,867	€ 89,897	€ 35,514	€ 32,180